Franklin Templeton Money Fund Trust
Statement of Investments, September 30, 2012 (unaudited)

Franklin Templeton Money Fund	Shares		Value
Mutual Funds (Cost $246,842,615) 100.3%			
[a]The Money Market Portfolio	246,842,615	$	246,842,615
Other Assets, less Liabilities (0.3)%			(803,223)
Net Assets 100.0%		$	246,039,392

[a]Non-income producing.

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Money Fund Trust

Notes to Statement of Investments (unaudited)

Franklin Templeton Money Fund

1. ORGANIZATION

Franklin Templeton Money Fund Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of one fund, the Franklin Templeton Money Fund (Fund).

The Fund invests substantially all of its assets in The Money Market Portfolio (Portfolio), which is registered under the 1940 Act as an open-end investment company. The accounting policies of the Portfolio, including the Portfolio's security valuation policies, will directly affect the recorded value of the Fund's investment in the Portfolio. The Statement ofInvestments of the Portfolio is included elsewhere in this report and should be read in conjunction with the Fund's Statement of Investments.

2. FINANCIAL INSTRUMENT VALUATION

The Fund holds Portfolio shares that are valued at the closing net asset value of the Portfolio. Under procedures approved by the Fund's Board of Trustees (the Board), the Fund's administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. At September 30, 2012, the Fund owned 1.32% of the Portfolio.

3. INCOME TAXES

At September 30, 2012, the cost of investments for book and income tax purposes was the same.

4. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:

  Level 1 - quoted prices in active markets for identical financial instruments
  Level 2 - other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At September 30, 2012, all of the Fund's investments in financial instruments carried at fair value were valued using Level 1 inputs.

5. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The Money Market Portfolios

Statement of Investments, September 30, 2012 (unaudited)

[a]The Money Market Portfolio	Principal Amount*	Value
Investments 91.4%		
Certificates of Deposit 16.8%		
Bank of Montreal, Chicago Branch, 0.17%, 11/06/12	$ 210,000,000	$ 210,000,000
Bank of Montreal, Chicago Branch, 0.15% - 0.18%, 10/12/12 - 11/26/12	680,000,000	680,000,856
Bank of Nova Scotia, Houston Branch, 0.22%, 10/03/12	215,000,000	215,000,000
Bank of Nova Scotia, Houston Branch, 0.17%, 10/24/12 - 10/29/12	285,000,000	285,000,000
Royal Bank of Canada, New York Branch, 0.48%, 10/09/12	350,000,000	350,000,000
Royal Bank of Canada, New York Branch, 0.09% - 0.10%, 10/01/12 - 10/19/12	225,000,000	225,000,000
Royal Bank of Canada, New York Branch, 0.10%, 10/23/12	290,000,000	290,000,000
The Toronto-Dominion Bank, New York Branch, 0.17% - 0.30%, 10/15/12 - 3/19/13	895,000,000	895,004,065
Total Certificates of Deposit (Cost $3,150,000,546)		3,150,004,921
[a]**Commercial Paper 59.9%**		
Bank of Montreal, 10/05/12 (Canada)	40,000,000	39,999,378
Bank of Nova Scotia, 10/01/12 (Canada)	90,000,000	90,000,000
Bank of Nova Scotia, 10/10/12 (Canada)	350,000,000	349,987,750
Chevron Corp., 10/04/12	320,900,000	320,897,326
Chevron Corp., 11/05/12	250,000,000	249,975,694
Chevron Corp., 10/16/12 - 11/19/12	361,000,000	360,967,295
Colgate-Palmolive Co., 10/04/12 - 10/25/12	104,000,000	103,996,241
Commonwealth Bank of Australia, 10/05/12 - 10/31/12 (Australia)	220,000,000	219,986,504
Export Development Canada, 10/18/12 - 1/08/13 (Canada)	930,000,000	929,813,320
Exxon Mobil Corp., 10/02/12 - 11/02/12	400,000,000	399,991,674
General Electric Co., 10/15/12	306,000,000	305,990,480
General Electric Co., 10/26/12	260,000,000	259,983,750
Johnson & Johnson, 10/04/12 - 12/04/12	597,396,000	597,360,885
Johnson & Johnson, 1/10/13	200,000,000	199,932,667
JPMorgan Chase & Co., 10/01/12	940,000,000	940,000,000
Nestle Capital Corp., 10/09/12 (Switzerland)	73,000,000	72,998,216
Nestle Finance International Ltd., 10/18/12 (Switzerland)	300,000,000	299,985,833
PepsiCo Inc., 10/02/12 - 10/26/12	430,411,000	430,396,961
Pfizer Inc., 10/09/12	342,000,000	341,992,400
Pfizer Inc., 10/11/12	322,000,000	321,991,056
Province of British Columbia, 10/02/12 - 1/31/13 (Canada)	708,900,000	708,716,260
Province of Ontario, 10/01/12 - 2/15/13 (Canada)	882,796,000	882,550,609
Royal Bank of Canada, 10/01/12 - 11/05/12 (Canada)	80,000,000	79,995,625
The Toronto-Dominion Bank, 12/20/12 (Canada)	50,000,000	49,965,556
Total Capital Canada Ltd., 11/15/12 (France)	200,000,000	199,965,000
Total Capital Canada Ltd., 11/21/12 (France)	195,000,000	194,962,770
Total Capital Canada Ltd., 10/26/12 - 12/12/12 (France)	286,000,000	285,929,978
Total Capital Canada Ltd., 12/20/12 (France)	225,600,000	225,474,280
United Parcel Service Inc., 10/05/12 - 12/04/12	875,000,000	874,936,999
Wal-Mart Stores Inc., 10/05/12	226,000,000	225,997,238
Wal-Mart Stores Inc., 10/12/12	241,000,000	240,991,163
Wal-Mart Stores Inc., 10/02/12 - 10/23/12	401,700,000	401,681,343
Total Commercial Paper (Cost $11,207,418,626)		11,207,414,251
U.S. Government and Agency Securities 5.3%		
[a,b]International Bank for Reconstruction & Development, 10/01/12 - 11/14/12 (Supranational)	600,000,000	599,977,500
[a]U.S. Treasury Bills, 10/11/12 - 3/07/13	400,000,000	399,810,245
Total U.S. Government and Agency Securities (Cost $999,787,745)		999,787,745
Municipal Bonds 2.8%		
[c]California State Economic Recovery GO,		
Series C-2, Daily VRDN and Put, 0.16%, 7/01/23	32,400,000	32,400,000
Series C-4, Daily VRDN and Put, 0.16%, 7/01/23	35,790,000	35,790,000
California State GO, RAN, Series A-2, 2.50%, 6/20/13	165,000,000	167,442,998
[c]Metropolitan Water District of Southern California Water Revenue, Special, Refunding, Series A, Weekly VRDN and Put, 0.16%, 10/01/29	60,685,000	60,685,000
New York Liberty Development Corp. Multi-Modal Liberty Revenue, 3 World Trade Center Project, Mandatory Put 5/22/13, Refunding, Series A, 0.25%, 12/01/49	200,000,000	200,000,000

Quarterly Statement of Investments | See Notes to Statements of Investments.

The Money Market Portfolios

Notes to Statement of Investments (unaudited)

The Money Market Portfolio

1. ORGANIZATION

The Money Market Portfolios (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of one portfolio, The Money Market Portfolio (Portfolio).

2. FINANCIAL INSTRUMENT VALUATION

Securities are valued at amortized cost, which approximates market value. Amortized cost is an income-based approach which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Under procedures approved by the Portfolio's Board of Trustees (the Board), the Portfolio's administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Portfolio's valuation policies and procedures, which are approved annually by the Board.

3. INCOME TAXES

At September 30, 2012, the cost of investments for book and income tax purposes was the same.

4. FAIR VALUE MEASUREMENTS

The Portfolio follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Portfolio's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Portfolio's financial instruments and are summarized in the following fair value hierarchy:

  Level 1 - quoted prices in active markets for identical financial instruments
  Level 2 - other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2 inputs.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At September 30,2012, all of the Portfolio's investments in financial instruments carried at fair value were valued using Level 2 inputs.

5. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund's financial position. The ASU is effective for interim and annual reporting periods beginning on or after January 1, 2013. The Portfolio believes the adoption of this ASU will not have a material impact on its financial statements.

6. SUBSEQUENT EVENTS

The Portfolio has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Portfolio's significant accounting policies, please refer to the Portfolio's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant's internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON MONEY FUND TRUST

By /s/ Laura F. Fergerson
Laura F. Fergerson